Payments, by Project - 12 months ended Mar. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 13,383,764	$ 5,274,581	$ 2,633,324	$ 21,291,669
Ying Mining District [Member]
Total	12,536,314	4,587,521	2,168,915	19,292,750
GC [Member]
Total	$ 847,450	$ 687,060	$ 464,409	$ 1,998,919